Government Bonds, And Other Assets - Additional Information (Detail) $ in Thousands, $ in Thousands		12 Months Ended
	Nov. 20, 2020 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($) serie	Dec. 31, 2024 USD ($) serie	Dec. 31, 2024 MXN ($) serie	Nov. 19, 2020 MXN ($)
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Principal amount of debt			$ 1,756,904,387		$ 1,940,045,760
Long-term debt, net of current portion			1,317,248,763	$ 76,649,435	1,553,553,738
Financial arrangement, term	3 years
Mexican Government
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Interest income		$ 4,854,744	8,052,642
Government Bonds
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Principal amount of debt			58,741,483		34,006,893	$ 128,786,611
Long-term debt, net of current portion			59,364,989		34,357,836	$ 95,597,610
Fair value of the transferred assets			62,731,992		35,279,002
Fair value of associated financial liabilities			49,317,793		33,941,600
Fair value of transferred financial assets and associated financial liabilities, Net			13,414,199		$ 1,337,402
Interest		350,943	$ 623,506
Government Bonds | Fifteen Series of Development Bonds
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Number of series of development bonds | serie				5	5
Financial assets at amortised cost					$ 35,778,918
Government Bonds | Seventeen Series of Development Bonds
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Number of series of development bonds | serie			12
Financial assets at amortised cost			$ 63,875,778
Government Bonds | Financing income
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Interest income		$ 4,612,403	$ 7,426,089
Government Bonds | Three Year Financing Arrangement
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Notional amount of debt issued	$ 95,597,610
Interest rate	8.56275%